Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000197647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Corporate Bond ETF
Class Name	Invesco BulletShares 2027 Corporate Bond ETF
Trading Symbol	BSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 4,614,441,774
Holdings Count | Holding	501
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,614,441,774
Total number of portfolio holdings	501
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.87%
Citigroup, Inc., 4.45%, 09/29/2027	0.85%
Amazon.com, Inc., 3.15%, 08/22/2027	0.76%
Morgan Stanley, 3.63%, 01/20/2027	0.65%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.65%
Oracle Corp., 3.25%, 11/15/2027	0.59%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.58%
Wells Fargo & Co., 4.30%, 07/22/2027	0.55%
Bank of America Corp., 3.25%, 10/21/2027	0.54%
AT&T, Inc., 2.30%, 06/01/2027	0.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.87%
Citigroup, Inc., 4.45%, 09/29/2027	0.85%
Amazon.com, Inc., 3.15%, 08/22/2027	0.76%
Morgan Stanley, 3.63%, 01/20/2027	0.65%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.65%
Oracle Corp., 3.25%, 11/15/2027	0.59%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.58%
Wells Fargo & Co., 4.30%, 07/22/2027	0.55%
Bank of America Corp., 3.25%, 10/21/2027	0.54%
AT&T, Inc., 2.30%, 06/01/2027	0.54%
* Excluding money market fund holdings, if any.

C000197656 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Corporate Bond ETF
Class Name	Invesco BulletShares 2026 Corporate Bond ETF
Trading Symbol	BSCQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[2]
Net Assets	$ 4,141,634,998
Holdings Count | Holding	345
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,141,634,998
Total number of portfolio holdings	345
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp., 2.40%, 08/08/2026	1.14%
AbbVie, Inc., 2.95%, 11/21/2026	1.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	1.07%
Wells Fargo & Co., 3.00%, 04/22/2026	1.01%
Wells Fargo & Co., 3.00%, 10/23/2026	1.00%
Morgan Stanley, 3.13%, 07/27/2026	0.86%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.86%
Oracle Corp., 2.65%, 07/15/2026	0.86%
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	0.80%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	0.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp., 2.40%, 08/08/2026	1.14%
AbbVie, Inc., 2.95%, 11/21/2026	1.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	1.07%
Wells Fargo & Co., 3.00%, 04/22/2026	1.01%
Wells Fargo & Co., 3.00%, 10/23/2026	1.00%
Morgan Stanley, 3.13%, 07/27/2026	0.86%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.86%
Oracle Corp., 2.65%, 07/15/2026	0.86%
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	0.80%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	0.79%
* Excluding money market fund holdings, if any.

C000197657 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Pricing Power ETF
Class Name	Invesco Bloomberg Pricing Power ETF
Trading Symbol	POWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Pricing Power ETF	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[3]
Net Assets	$ 196,804,314
Holdings Count | Holding	53
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$196,804,314
Total number of portfolio holdings	53
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
US Foods Holding Corp.	2.58%
Jabil, Inc.	2.51%
KLA Corp.	2.48%
Walmart, Inc.	2.41%
Quanta Services, Inc.	2.39%
Iron Mountain, Inc.	2.37%
AMETEK, Inc.	2.37%
Cummins, Inc.	2.34%
Sysco Corp.	2.28%
International Paper Co.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
US Foods Holding Corp.	2.58%
Jabil, Inc.	2.51%
KLA Corp.	2.48%
Walmart, Inc.	2.41%
Quanta Services, Inc.	2.39%
Iron Mountain, Inc.	2.37%
AMETEK, Inc.	2.37%
Cummins, Inc.	2.34%
Sysco Corp.	2.28%
International Paper Co.	2.27%
* Excluding money market fund holdings, if any.

C000201205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Investment Grade Defensive ETF
Class Name	Invesco Investment Grade Defensive ETF
Trading Symbol	IIGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Investment Grade Defensive ETF	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[4]
Net Assets	$ 31,168,794
Holdings Count | Holding	166
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$31,168,794
Total number of portfolio holdings	166
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Johnson & Johnson, 1.30%, 09/01/2030	0.65%
Ferguson Finance PLC, 4.50%, 10/24/2028	0.65%
Xilinx, Inc., 2.38%, 06/01/2030	0.65%
Metropolitan Life Global Funding I, 2.95%, 04/09/2030	0.65%
Costco Wholesale Corp., 1.60%, 04/20/2030	0.64%
Florida Power & Light Co., 2.45%, 02/03/2032	0.64%
Georgia-Pacific LLC, 2.30%, 04/30/2030	0.64%
Equitable Financial Life Global Funding, 1.80%, 03/08/2028	0.64%
Coca-Cola Co. (The), 2.25%, 01/05/2032	0.64%
Momentive Performance Materials, Inc., 4.13%, 10/22/2028	0.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Johnson & Johnson, 1.30%, 09/01/2030	0.65%
Ferguson Finance PLC, 4.50%, 10/24/2028	0.65%
Xilinx, Inc., 2.38%, 06/01/2030	0.65%
Metropolitan Life Global Funding I, 2.95%, 04/09/2030	0.65%
Costco Wholesale Corp., 1.60%, 04/20/2030	0.64%
Florida Power & Light Co., 2.45%, 02/03/2032	0.64%
Georgia-Pacific LLC, 2.30%, 04/30/2030	0.64%
Equitable Financial Life Global Funding, 1.80%, 03/08/2028	0.64%
Coca-Cola Co. (The), 2.25%, 01/05/2032	0.64%
Momentive Performance Materials, Inc., 4.13%, 10/22/2028	0.64%
* Excluding money market fund holdings, if any.

C000202950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Corporate Bond ETF
Class Name	Invesco BulletShares 2028 Corporate Bond ETF
Trading Symbol	BSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[5]
Net Assets	$ 3,406,500,445
Holdings Count | Holding	464
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,406,500,445
Total number of portfolio holdings	464
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.21%
Amgen, Inc., 5.15%, 03/02/2028	0.92%
Cigna Group (The), 4.38%, 10/15/2028	0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.88%
RTX Corp., 4.13%, 11/16/2028	0.73%
Sprint Capital Corp., 6.88%, 11/15/2028	0.64%
Citibank N.A., 5.80%, 09/29/2028	0.63%
Amazon.com, Inc., 3.90%, 11/20/2028	0.60%
Apple, Inc., 1.20%, 02/08/2028	0.58%
Apple, Inc., 1.40%, 08/05/2028	0.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.21%
Amgen, Inc., 5.15%, 03/02/2028	0.92%
Cigna Group (The), 4.38%, 10/15/2028	0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.88%
RTX Corp., 4.13%, 11/16/2028	0.73%
Sprint Capital Corp., 6.88%, 11/15/2028	0.64%
Citibank N.A., 5.80%, 09/29/2028	0.63%
Amazon.com, Inc., 3.90%, 11/20/2028	0.60%
Apple, Inc., 1.20%, 02/08/2028	0.58%
Apple, Inc., 1.40%, 08/05/2028	0.53%
* Excluding money market fund holdings, if any.

C000202951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Trading Symbol	BSJQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$21	0.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[6],[7]
Net Assets	$ 1,116,760,431
Holdings Count | Holding	57
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,116,760,431
Total number of portfolio holdings	57
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.25%, 12/01/2026	4.19%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	3.66%
NCR Atleos Corp., 9.50%, 04/01/2029	3.46%
Altice France S.A., 9.50%, 11/01/2029	3.25%
WESCO Distribution, Inc., 7.25%, 06/15/2028	3.17%
Talen Energy Supply LLC, 8.63%, 06/01/2030	3.01%
EG Global Finance PLC, 12.00%, 11/30/2028	2.90%
LifePoint Health, Inc., 11.00%, 10/15/2030	2.85%
Sirius XM Radio LLC, 3.13%, 09/01/2026	2.39%
IQVIA, Inc., 5.00%, 10/15/2026	2.36%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.25%, 12/01/2026	4.19%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	3.66%
NCR Atleos Corp., 9.50%, 04/01/2029	3.46%
Altice France S.A., 9.50%, 11/01/2029	3.25%
WESCO Distribution, Inc., 7.25%, 06/15/2028	3.17%
Talen Energy Supply LLC, 8.63%, 06/01/2030	3.01%
EG Global Finance PLC, 12.00%, 11/30/2028	2.90%
LifePoint Health, Inc., 11.00%, 10/15/2030	2.85%
Sirius XM Radio LLC, 3.13%, 09/01/2026	2.39%
IQVIA, Inc., 5.00%, 10/15/2026	2.36%
* Excluding money market fund holdings, if any.

C000203478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFITM Strategic US ETF
Class Name	Invesco RAFITM Strategic US ETF
Trading Symbol	IUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFITM Strategic US ETF	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[8]
Net Assets	$ 736,485,591
Holdings Count | Holding	547
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$736,485,591
Total number of portfolio holdings	547
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	6.47%
Apple, Inc.	4.44%
Exxon Mobil Corp.	2.87%
Microsoft Corp.	2.29%
Berkshire Hathaway, Inc., Class B	2.26%
Amazon.com, Inc.	2.14%
Meta Platforms, Inc., Class A	2.11%
Chevron Corp.	1.77%
NVIDIA Corp.	1.72%
Johnson & Johnson	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	6.47%
Apple, Inc.	4.44%
Exxon Mobil Corp.	2.87%
Microsoft Corp.	2.29%
Berkshire Hathaway, Inc., Class B	2.26%
Amazon.com, Inc.	2.14%
Meta Platforms, Inc., Class A	2.11%
Chevron Corp.	1.77%
NVIDIA Corp.	1.72%
Johnson & Johnson	1.21%
* Excluding money market fund holdings, if any.

C000203488 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Municipal Bond ETF
Class Name	Invesco BulletShares 2028 Municipal Bond ETF
Trading Symbol	BSMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[9]
Net Assets	$ 278,571,168
Holdings Count | Holding	1,980
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$278,571,168
Total number of portfolio holdings	1,980
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Texas (State of) Water Development Board, Series 2018 B, RB, 5.00%, 04/15/2049	0.55%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.42%
North Texas Tollway Authority, Series 2017 A, Ref. RB, 5.00%, 01/01/2043	0.42%
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, 5.00%, 07/01/2028	0.40%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.39%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.36%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.35%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.25%, 07/01/2042	0.34%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.32%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.30%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Texas (State of) Water Development Board, Series 2018 B, RB, 5.00%, 04/15/2049	0.55%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.42%
North Texas Tollway Authority, Series 2017 A, Ref. RB, 5.00%, 01/01/2043	0.42%
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, 5.00%, 07/01/2028	0.40%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.39%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.36%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.35%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.25%, 07/01/2042	0.34%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.32%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.30%

C000203495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Municipal Bond ETF
Class Name	Invesco BulletShares 2026 Municipal Bond ETF
Trading Symbol	BSMQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[10]
Net Assets	$ 295,485,521
Holdings Count | Holding	2,163
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$295,485,521
Total number of portfolio holdings	2,163
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.68%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.68%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.52%
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.43%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.42%
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB, 5.00%, 08/01/2034	0.41%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.38%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds, 5.00%, 12/01/2026	0.37%
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB, 5.00%, 11/15/2036	0.35%
Columbus (City of), OH, Series 2015, Ref. RB, 5.00%, 06/01/2032	0.34%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.68%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.68%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.52%
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.43%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.42%
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB, 5.00%, 08/01/2034	0.41%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.38%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds, 5.00%, 12/01/2026	0.37%
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB, 5.00%, 11/15/2036	0.35%
Columbus (City of), OH, Series 2015, Ref. RB, 5.00%, 06/01/2032	0.34%

C000203496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Municipal Bond ETF
Class Name	Invesco BulletShares 2027 Municipal Bond ETF
Trading Symbol	BSMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11]
Net Assets	$ 320,364,959
Holdings Count | Holding	2,407
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$320,364,959
Total number of portfolio holdings	2,407
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.50%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2027	0.34%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.32%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.32%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.32%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.32%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2039	0.31%
Texas (State of) Water Development Board, Series 2017 A, RB, 5.00%, 10/15/2047	0.26%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB, 5.00%, 11/01/2027	0.26%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.26%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.50%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2027	0.34%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.32%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.32%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.32%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.32%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2039	0.31%
Texas (State of) Water Development Board, Series 2017 A, RB, 5.00%, 10/15/2047	0.26%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB, 5.00%, 11/01/2027	0.26%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.26%

C000209106 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000® Dynamic Multifactor ETF
Class Name	Invesco Russell 1000® Dynamic Multifactor ETF
Trading Symbol	OMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000® Dynamic Multifactor ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[12]
Net Assets	$ 4,425,569,287
Holdings Count | Holding	931
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,425,569,287
Total number of portfolio holdings	931
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.69%
Apple, Inc.	4.14%
Meta Platforms, Inc., Class A	3.31%
Microsoft Corp.	2.90%
Amazon.com, Inc.	2.51%
Micron Technology, Inc.	2.38%
Alphabet, Inc., Class A	1.76%
Alphabet, Inc., Class C	1.43%
Applied Materials, Inc.	1.04%
Tesla, Inc.	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.69%
Apple, Inc.	4.14%
Meta Platforms, Inc., Class A	3.31%
Microsoft Corp.	2.90%
Amazon.com, Inc.	2.51%
Micron Technology, Inc.	2.38%
Alphabet, Inc., Class A	1.76%
Alphabet, Inc., Class C	1.43%
Applied Materials, Inc.	1.04%
Tesla, Inc.	1.03%
* Excluding money market fund holdings, if any.

C000209109 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 2000® Dynamic Multifactor ETF
Class Name	Invesco Russell 2000® Dynamic Multifactor ETF
Trading Symbol	OMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 2000® Dynamic Multifactor ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[13]
Net Assets	$ 275,628,242
Holdings Count | Holding	1,675
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$275,628,242
Total number of portfolio holdings	1,675
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Terex Corp.	0.47%
Dana, Inc.	0.43%
Compass, Inc., Class A	0.39%
Constellium SE	0.35%
Herbalife Ltd.	0.35%
Praxis Precision Medicines, Inc.	0.30%
Peabody Energy Corp.	0.28%
Viasat, Inc.	0.28%
International Seaways, Inc.	0.27%
Delek US Holdings, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Terex Corp.	0.47%
Dana, Inc.	0.43%
Compass, Inc., Class A	0.39%
Constellium SE	0.35%
Herbalife Ltd.	0.35%
Praxis Precision Medicines, Inc.	0.30%
Peabody Energy Corp.	0.28%
Viasat, Inc.	0.28%
International Seaways, Inc.	0.27%
Delek US Holdings, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000213440 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Corporate Bond ETF
Class Name	Invesco BulletShares 2029 Corporate Bond ETF
Trading Symbol	BSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[14]
Net Assets	$ 2,840,968,530
Holdings Count | Holding	442
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,840,968,530
Total number of portfolio holdings	442
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.38%
Centene Corp., 4.63%, 12/15/2029	0.83%
International Business Machines Corp., 3.50%, 05/15/2029	0.83%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.79%
AT&T, Inc., 4.35%, 03/01/2029	0.79%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.78%
Fiserv, Inc., 3.50%, 07/01/2029	0.75%
AbbVie, Inc., 4.80%, 03/15/2029	0.66%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.66%
Wells Fargo & Co., 4.15%, 01/24/2029	0.65%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.38%
Centene Corp., 4.63%, 12/15/2029	0.83%
International Business Machines Corp., 3.50%, 05/15/2029	0.83%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.79%
AT&T, Inc., 4.35%, 03/01/2029	0.79%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.78%
Fiserv, Inc., 3.50%, 07/01/2029	0.75%
AbbVie, Inc., 4.80%, 03/15/2029	0.66%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.66%
Wells Fargo & Co., 4.15%, 01/24/2029	0.65%
* Excluding money market fund holdings, if any.

C000213441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Trading Symbol	BSJR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[15]
Net Assets	$ 826,767,191
Holdings Count | Holding	123
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$826,767,191
Total number of portfolio holdings	123
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.04%
Rakuten Group, Inc., 11.25%, 02/15/2027	2.23%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.97%
Lightning Power LLC, 7.25%, 08/15/2032	1.87%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.83%
Sirius XM Radio LLC, 5.00%, 08/01/2027	1.76%
Tenet Healthcare Corp., 5.13%, 11/01/2027	1.72%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	1.61%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	1.59%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.04%
Rakuten Group, Inc., 11.25%, 02/15/2027	2.23%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.97%
Lightning Power LLC, 7.25%, 08/15/2032	1.87%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.83%
Sirius XM Radio LLC, 5.00%, 08/01/2027	1.76%
Tenet Healthcare Corp., 5.13%, 11/01/2027	1.72%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	1.61%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	1.59%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027	1.57%
* Excluding money market fund holdings, if any.

C000213743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Municipal Bond ETF
Class Name	Invesco BulletShares 2029 Municipal Bond ETF
Trading Symbol	BSMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[16]
Net Assets	$ 254,357,139
Holdings Count | Holding	1,718
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$254,357,139
Total number of portfolio holdings	1,718
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB, 5.00%, 03/15/2029	0.52%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.50%
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.50%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2029	0.44%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.37%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB, 5.00%, 07/01/2029	0.36%
New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00%, 01/01/2048	0.34%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.33%
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds, 5.00%, 07/15/2029	0.32%
University of California, Series 2024 BX, RB, 5.00%, 05/15/2029	0.32%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB, 5.00%, 03/15/2029	0.52%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.50%
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.50%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2029	0.44%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.37%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB, 5.00%, 07/01/2029	0.36%
New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00%, 01/01/2048	0.34%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.33%
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds, 5.00%, 07/15/2029	0.32%
University of California, Series 2024 BX, RB, 5.00%, 05/15/2029	0.32%

C000213744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Municipal Bond ETF
Class Name	Invesco BulletShares 2030 Municipal Bond ETF
Trading Symbol	BSMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[17]
Net Assets	$ 244,723,631
Holdings Count | Holding	1,581
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$244,723,631
Total number of portfolio holdings	1,581
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.63%
California (State of), Series 2020, GO Bonds, 4.00%, 03/01/2036	0.57%
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, 5.00%, 07/01/2030	0.46%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.46%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.44%
New York State Urban Development Corp., Series 2020 C, Ref. RB, 5.00%, 03/15/2047	0.43%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.42%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.40%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.36%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.63%
California (State of), Series 2020, GO Bonds, 4.00%, 03/01/2036	0.57%
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, 5.00%, 07/01/2030	0.46%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.46%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.44%
New York State Urban Development Corp., Series 2020 C, Ref. RB, 5.00%, 03/15/2047	0.43%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.42%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.40%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.36%

C000221367 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Trading Symbol	BSJS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[18]
Net Assets	$ 646,777,390
Holdings Count | Holding	209
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$646,777,390
Total number of portfolio holdings	209
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.86%
DISH DBS Corp., 5.75%, 12/01/2028	1.71%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.68%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.53%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.45%
Tenneco, Inc., 8.00%, 11/17/2028	1.41%
United Rentals (North America), Inc., 4.88%, 01/15/2028	1.24%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032	1.20%
Avantor Funding, Inc., 4.63%, 07/15/2028	1.14%
Univision Communications, Inc., 8.00%, 08/15/2028	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.86%
DISH DBS Corp., 5.75%, 12/01/2028	1.71%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.68%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.53%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.45%
Tenneco, Inc., 8.00%, 11/17/2028	1.41%
United Rentals (North America), Inc., 4.88%, 01/15/2028	1.24%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032	1.20%
Avantor Funding, Inc., 4.63%, 07/15/2028	1.14%
Univision Communications, Inc., 8.00%, 08/15/2028	1.10%
* Excluding money market fund holdings, if any.

C000221368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Corporate Bond ETF
Class Name	Invesco BulletShares 2030 Corporate Bond ETF
Trading Symbol	BSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[19]
Net Assets	$ 2,464,017,706
Holdings Count | Holding	449
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,464,017,706
Total number of portfolio holdings	449
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.22%
Meta Platforms, Inc., 4.20%, 11/15/2030	1.05%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.81%
Oracle Corp., 4.45%, 09/26/2030	0.77%
Amgen, Inc., 5.25%, 03/02/2030	0.75%
Citibank N.A., 4.91%, 05/29/2030	0.67%
Alphabet, Inc., 4.10%, 11/15/2030	0.66%
Amazon.com, Inc., 4.10%, 11/20/2030	0.66%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.60%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.22%
Meta Platforms, Inc., 4.20%, 11/15/2030	1.05%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.81%
Oracle Corp., 4.45%, 09/26/2030	0.77%
Amgen, Inc., 5.25%, 03/02/2030	0.75%
Citibank N.A., 4.91%, 05/29/2030	0.67%
Alphabet, Inc., 4.10%, 11/15/2030	0.66%
Amazon.com, Inc., 4.10%, 11/20/2030	0.66%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.60%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.60%
* Excluding money market fund holdings, if any.

C000225365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Developed Dynamic Multifactor ETF
Class Name	Invesco International Developed Dynamic Multifactor ETF
Trading Symbol	IMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Developed Dynamic Multifactor ETF	$19	0.34%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%	[20]
Net Assets	$ 978,823,633
Holdings Count | Holding	913
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$978,823,633
Total number of portfolio holdings	913
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
SK Square Co. Ltd.	1.40%
Sumitomo Electric Industries Ltd.	0.95%
Woori Financial Group, Inc.	0.93%
Mitsui Kinzoku Co. Ltd.	0.85%
Banco BPM S.p.A.	0.79%
Hana Financial Group, Inc.	0.77%
Furukawa Electric Co. Ltd.	0.75%
Banca Monte dei Paschi di Siena S.p.A.	0.70%
Banco de Sabadell S.A.	0.68%
Centrica PLC	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SK Square Co. Ltd.	1.40%
Sumitomo Electric Industries Ltd.	0.95%
Woori Financial Group, Inc.	0.93%
Mitsui Kinzoku Co. Ltd.	0.85%
Banco BPM S.p.A.	0.79%
Hana Financial Group, Inc.	0.77%
Furukawa Electric Co. Ltd.	0.75%
Banca Monte dei Paschi di Siena S.p.A.	0.70%
Banco de Sabadell S.A.	0.68%
Centrica PLC	0.66%
* Excluding money market fund holdings, if any.

C000229787 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Corporate Bond ETF
Class Name	Invesco BulletShares 2031 Corporate Bond ETF
Trading Symbol	BSCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[21]
Net Assets	$ 1,652,545,607
Holdings Count | Holding	382
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,652,545,607
Total number of portfolio holdings	382
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.00%
Orange S.A., 9.00%, 03/01/2031	0.90%
Oracle Corp., 2.88%, 03/25/2031	0.89%
AT&T, Inc., 2.75%, 06/01/2031	0.84%
Amazon.com, Inc., 2.10%, 05/12/2031	0.82%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.79%
Broadcom, Inc., 2.45%, 02/15/2031	0.77%
Apple, Inc., 1.65%, 02/08/2031	0.75%
Oracle Corp., 4.95%, 02/04/2031	0.73%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.00%
Orange S.A., 9.00%, 03/01/2031	0.90%
Oracle Corp., 2.88%, 03/25/2031	0.89%
AT&T, Inc., 2.75%, 06/01/2031	0.84%
Amazon.com, Inc., 2.10%, 05/12/2031	0.82%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.79%
Broadcom, Inc., 2.45%, 02/15/2031	0.77%
Apple, Inc., 1.65%, 02/08/2031	0.75%
Oracle Corp., 4.95%, 02/04/2031	0.73%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.71%
* Excluding money market fund holdings, if any.

C000229788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Trading Symbol	BSJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[22]
Net Assets	$ 467,225,411
Holdings Count | Holding	342
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$467,225,411
Total number of portfolio holdings	342
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.45%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.63%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.57%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.34%
TransDigm, Inc., 6.38%, 03/01/2029	1.18%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	1.09%
Staples, Inc., 10.75%, 09/01/2029	0.94%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.93%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.87%
Imola Merger Corp., 4.75%, 05/15/2029	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.45%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.63%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.57%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.34%
TransDigm, Inc., 6.38%, 03/01/2029	1.18%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	1.09%
Staples, Inc., 10.75%, 09/01/2029	0.94%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.93%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.87%
Imola Merger Corp., 4.75%, 05/15/2029	0.82%
* Excluding money market fund holdings, if any.

C000229789 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Municipal Bond ETF
Class Name	Invesco BulletShares 2031 Municipal Bond ETF
Trading Symbol	BSMV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[23]
Net Assets	$ 175,363,281
Holdings Count | Holding	1,387
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$175,363,281
Total number of portfolio holdings	1,387
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.71%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.68%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.65%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.36%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.36%
California (State of), Series 2021, Ref. GO Bonds, 4.00%, 10/01/2041	0.34%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.34%
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds, 5.00%, 10/01/2031	0.33%
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds, 5.00%, 09/01/2031	0.33%
Intermountain Power Agency, Series 2022 A, Ref. RB, 5.00%, 07/01/2045	0.33%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.71%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.68%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.65%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.36%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.36%
California (State of), Series 2021, Ref. GO Bonds, 4.00%, 10/01/2041	0.34%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.34%
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds, 5.00%, 10/01/2031	0.33%
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds, 5.00%, 09/01/2031	0.33%
Intermountain Power Agency, Series 2022 A, Ref. RB, 5.00%, 07/01/2045	0.33%

C000237719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Corporate Bond ETF
Class Name	Invesco BulletShares 2032 Corporate Bond ETF
Trading Symbol	BSCW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[24]
Net Assets	$ 1,417,656,492
Holdings Count | Holding	321
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,417,656,492
Total number of portfolio holdings	321
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.60%, 11/15/2032	1.42%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.30%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.02%
Oracle Corp., 4.80%, 09/26/2032	1.01%
Sprint Capital Corp., 8.75%, 03/15/2032	0.85%
Amazon.com, Inc., 3.60%, 04/13/2032	0.85%
Oracle Corp., 6.25%, 11/09/2032	0.83%
Amazon.com, Inc., 4.70%, 12/01/2032	0.81%
Ford Motor Co., 3.25%, 02/12/2032	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.60%, 11/15/2032	1.42%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.30%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.02%
Oracle Corp., 4.80%, 09/26/2032	1.01%
Sprint Capital Corp., 8.75%, 03/15/2032	0.85%
Amazon.com, Inc., 3.60%, 04/13/2032	0.85%
Oracle Corp., 6.25%, 11/09/2032	0.83%
Amazon.com, Inc., 4.70%, 12/01/2032	0.81%
Ford Motor Co., 3.25%, 02/12/2032	0.78%
* Excluding money market fund holdings, if any.

C000237720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Trading Symbol	BSJU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[25]
Net Assets	$ 254,018,677
Holdings Count | Holding	228
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$254,018,677
Total number of portfolio holdings	228
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	1.84%
WULF Compute LLC, 7.75%, 10/15/2030	1.81%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.57%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	1.52%
DaVita, Inc., 4.63%, 06/01/2030	1.47%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	1.45%
APLD ComputeCo LLC, 9.25%, 12/15/2030	1.35%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.20%
VoltaGrid LLC, 7.38%, 11/01/2030	1.14%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	1.84%
WULF Compute LLC, 7.75%, 10/15/2030	1.81%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.57%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	1.52%
DaVita, Inc., 4.63%, 06/01/2030	1.47%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	1.45%
APLD ComputeCo LLC, 9.25%, 12/15/2030	1.35%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.20%
VoltaGrid LLC, 7.38%, 11/01/2030	1.14%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.11%
* Excluding money market fund holdings, if any.

C000237721 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Municipal Bond ETF
Class Name	Invesco BulletShares 2032 Municipal Bond ETF
Trading Symbol	BSMW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[26]
Net Assets	$ 165,652,638
Holdings Count | Holding	1,603
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$165,652,638
Total number of portfolio holdings	1,603
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.50%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2052	0.49%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.48%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.47%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.46%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	0.44%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB, 5.00%, 11/15/2051	0.38%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.38%
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB, 5.00%, 02/01/2047	0.37%
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB, 5.00%, 10/01/2032	0.37%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.50%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2052	0.49%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.48%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.47%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.46%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	0.44%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB, 5.00%, 11/15/2051	0.38%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.38%
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB, 5.00%, 02/01/2047	0.37%
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB, 5.00%, 10/01/2032	0.37%

C000244604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Corporate Bond ETF
Class Name	Invesco BulletShares 2033 Corporate Bond ETF
Trading Symbol	BSCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[27]
Net Assets	$ 941,187,689
Holdings Count | Holding	263
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$941,187,689
Total number of portfolio holdings	263
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.74%
AT&T, Inc., 2.55%, 12/01/2033	1.27%
Oracle Corp., 5.35%, 05/04/2033	1.12%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.05%
Enbridge, Inc., 5.70%, 03/08/2033	0.96%
Philip Morris International, Inc., 5.38%, 02/15/2033	0.93%
Intel Corp., 5.20%, 02/10/2033	0.91%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	0.90%
Banco Santander S.A., 6.92%, 08/08/2033	0.90%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.74%
AT&T, Inc., 2.55%, 12/01/2033	1.27%
Oracle Corp., 5.35%, 05/04/2033	1.12%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.05%
Enbridge, Inc., 5.70%, 03/08/2033	0.96%
Philip Morris International, Inc., 5.38%, 02/15/2033	0.93%
Intel Corp., 5.20%, 02/10/2033	0.91%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	0.90%
Banco Santander S.A., 6.92%, 08/08/2033	0.90%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.83%
* Excluding money market fund holdings, if any.

C000244605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Trading Symbol	BSJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[28]
Net Assets	$ 82,021,939
Holdings Count | Holding	181
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,021,939
Total number of portfolio holdings	181
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.07%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	1.84%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.68%
UKG, Inc., 6.88%, 02/01/2031	1.64%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.57%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.52%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031	1.40%
Black Pearl Compute LLC, 6.13%, 02/15/2031	1.39%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.38%
CoreWeave, Inc., 9.00%, 02/01/2031	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.07%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	1.84%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.68%
UKG, Inc., 6.88%, 02/01/2031	1.64%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.57%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.52%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031	1.40%
Black Pearl Compute LLC, 6.13%, 02/15/2031	1.39%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.38%
CoreWeave, Inc., 9.00%, 02/01/2031	1.14%
* Excluding money market fund holdings, if any.

C000244606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Municipal Bond ETF
Class Name	Invesco BulletShares 2033 Municipal Bond ETF
Trading Symbol	BSSX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[29]
Net Assets	$ 120,440,725
Holdings Count | Holding	1,364
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$120,440,725
Total number of portfolio holdings	1,364
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of), Series 2023, GO Bonds, 5.25%, 09/01/2053	0.59%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.54%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.51%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.47%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.00%, 06/15/2046	0.46%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB, 5.00%, 07/01/2033	0.46%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.44%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.25%, 10/01/2043	0.40%
New Jersey (State of) Turnpike Authority, Series 2022 B, RB, 5.00%, 01/01/2046	0.40%
California (State of), Series 2016, Ref. GO Bonds, 3.00%, 09/01/2033	0.38%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2023, GO Bonds, 5.25%, 09/01/2053	0.59%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.54%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.51%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.47%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.00%, 06/15/2046	0.46%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB, 5.00%, 07/01/2033	0.46%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.44%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.25%, 10/01/2043	0.40%
New Jersey (State of) Turnpike Authority, Series 2022 B, RB, 5.00%, 01/01/2046	0.40%
California (State of), Series 2016, Ref. GO Bonds, 3.00%, 09/01/2033	0.38%

C000250315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Corporate Bond ETF
Class Name	Invesco BulletShares 2034 Corporate Bond ETF
Trading Symbol	BSCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[30]
Net Assets	$ 480,046,924
Holdings Count | Holding	299
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$480,046,924
Total number of portfolio holdings	299
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.09%
Broadcom, Inc., 3.47%, 04/15/2034	1.07%
AT&T, Inc., 5.40%, 02/15/2034	1.03%
Boeing Co. (The), 6.53%, 05/01/2034	1.00%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.93%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.93%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.90%
Kroger Co. (The), 5.00%, 09/15/2034	0.80%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.09%
Broadcom, Inc., 3.47%, 04/15/2034	1.07%
AT&T, Inc., 5.40%, 02/15/2034	1.03%
Boeing Co. (The), 6.53%, 05/01/2034	1.00%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.93%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.93%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.90%
Kroger Co. (The), 5.00%, 09/15/2034	0.80%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.74%
* Excluding money market fund holdings, if any.

C000250316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Trading Symbol	BSJW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[31]
Net Assets	$ 35,875,479
Holdings Count | Holding	173
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$35,875,479
Total number of portfolio holdings	173
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.64%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.55%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032	2.20%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.66%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1.54%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.44%
TransDigm, Inc., 6.63%, 03/01/2032	1.42%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.31%
IQVIA, Inc., 6.25%, 06/01/2032	1.26%
HUB International Ltd., 7.38%, 01/31/2032	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.64%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.55%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032	2.20%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.66%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1.54%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.44%
TransDigm, Inc., 6.63%, 03/01/2032	1.42%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.31%
IQVIA, Inc., 6.25%, 06/01/2032	1.26%
HUB International Ltd., 7.38%, 01/31/2032	1.24%
* Excluding money market fund holdings, if any.

C000253524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Municipal Bond ETF
Class Name	Invesco BulletShares 2034 Municipal Bond ETF
Trading Symbol	BSMY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Municipal Bond ETF	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[32]
Net Assets	$ 104,800,768
Holdings Count | Holding	1,553
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$104,800,768
Total number of portfolio holdings	1,553
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2064	0.46%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.43%
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.39%
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	0.37%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00%, 12/01/2034	0.35%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB, 5.00%, 06/15/2039	0.34%
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds, 5.00%, 01/15/2039	0.34%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.00%, 12/01/2054	0.33%
New York (City of), NY Transitional Finance Authority, Series 2024, RB, 5.25%, 05/01/2051	0.33%
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB, 5.25%, 07/01/2052	0.33%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2064	0.46%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.43%
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.39%
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	0.37%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00%, 12/01/2034	0.35%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB, 5.00%, 06/15/2039	0.34%
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds, 5.00%, 01/15/2039	0.34%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.00%, 12/01/2054	0.33%
New York (City of), NY Transitional Finance Authority, Series 2024, RB, 5.25%, 05/01/2051	0.33%
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB, 5.25%, 07/01/2052	0.33%

C000261115 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2035 Corporate Bond ETF
Class Name	Invesco BulletShares 2035 Corporate Bond ETF
Trading Symbol	BSCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2035 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Corporate Bond ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[33]
Net Assets	$ 195,466,905
Holdings Count | Holding	316
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$195,466,905
Total number of portfolio holdings	316
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.88%, 11/15/2035	2.24%
Oracle Corp., 5.20%, 09/26/2035	1.32%
Alphabet, Inc., 4.70%, 11/15/2035	1.21%
Amazon.com, Inc., 4.65%, 11/20/2035	1.20%
Broadcom, Inc., 5.20%, 07/15/2035	0.88%
AbbVie, Inc., 4.50%, 05/14/2035	0.84%
Synopsys, Inc., 5.15%, 04/01/2035	0.84%
AT&T, Inc., 4.50%, 05/15/2035	0.83%
Verizon Communications, Inc., 5.25%, 04/02/2035	0.79%
Verizon Communications, Inc., 4.78%, 02/15/2035	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.88%, 11/15/2035	2.24%
Oracle Corp., 5.20%, 09/26/2035	1.32%
Alphabet, Inc., 4.70%, 11/15/2035	1.21%
Amazon.com, Inc., 4.65%, 11/20/2035	1.20%
Broadcom, Inc., 5.20%, 07/15/2035	0.88%
AbbVie, Inc., 4.50%, 05/14/2035	0.84%
Synopsys, Inc., 5.15%, 04/01/2035	0.84%
AT&T, Inc., 4.50%, 05/15/2035	0.83%
Verizon Communications, Inc., 5.25%, 04/02/2035	0.79%
Verizon Communications, Inc., 4.78%, 02/15/2035	0.74%
* Excluding money market fund holdings, if any.

C000261116 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Trading Symbol	BSJX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2033 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[34]
Net Assets	$ 7,636,746
Holdings Count | Holding	125
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$7,636,746
Total number of portfolio holdings	125
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	2.41%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033	1.95%
Level 3 Financing, Inc., 6.88%, 06/30/2033	1.90%
Olympus Water US Holding Corp., 7.25%, 02/15/2033	1.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 02/01/2033	1.61%
Viking Cruises Ltd., 5.88%, 10/15/2033	1.60%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033	1.52%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	1.50%
TransDigm, Inc., 6.00%, 01/15/2033	1.47%
United Rentals (North America), Inc., 5.38%, 11/15/2033	1.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	2.41%
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033	1.95%
Level 3 Financing, Inc., 6.88%, 06/30/2033	1.90%
Olympus Water US Holding Corp., 7.25%, 02/15/2033	1.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 02/01/2033	1.61%
Viking Cruises Ltd., 5.88%, 10/15/2033	1.60%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033	1.52%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	1.50%
TransDigm, Inc., 6.00%, 01/15/2033	1.47%
United Rentals (North America), Inc., 5.38%, 11/15/2033	1.45%
* Excluding money market fund holdings, if any.

C000263929 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2035 Municipal Bond ETF
Class Name	Invesco BulletShares 2035 Municipal Bond ETF
Trading Symbol	BSMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BulletShares 2035 Municipal Bond ETF (the “Fund”) for the period September 15, 2025 (commencement of operations) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Municipal Bond ETF	$8	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 8	[35]
Expense Ratio, Percent	0.18%	[36]
Net Assets	$ 38,756,730
Holdings Count | Holding	989
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$38,756,730
Total number of portfolio holdings	989
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.04%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.65%
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB, 5.00%, 10/01/2042	0.59%
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2025, RB, 5.00%, 12/01/2035	0.58%
New York (City of), NY, Subseries 2025 G-1, GO Bonds, 5.00%, 02/01/2035	0.54%
University of California, Series 2025, RB, 5.00%, 05/15/2039	0.53%
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025, Ref. RB, 5.00%, 10/01/2039	0.52%
Colorado Springs (City of), CO, Series 2022 A, RB, 5.00%, 11/15/2039	0.52%
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB, 5.50%, 08/15/2055	0.51%
Omaha (City of), NE Public Power District, Series 2025 B, RB, 5.00%, 02/01/2055	0.49%
* Excluding money market fund holdings, if any.
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.04%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.65%
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB, 5.00%, 10/01/2042	0.59%
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2025, RB, 5.00%, 12/01/2035	0.58%
New York (City of), NY, Subseries 2025 G-1, GO Bonds, 5.00%, 02/01/2035	0.54%
University of California, Series 2025, RB, 5.00%, 05/15/2039	0.53%
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025, Ref. RB, 5.00%, 10/01/2039	0.52%
Colorado Springs (City of), CO, Series 2022 A, RB, 5.00%, 11/15/2039	0.52%
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB, 5.50%, 08/15/2055	0.51%
Omaha (City of), NE Public Power District, Series 2025 B, RB, 5.00%, 02/01/2055	0.49%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[36]	Annualized.